FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2025
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	587,947	7,779,619	8,367,566
Related party payables	108,272	751,053	859,325
	696,219	8,530,672	9,226,891

Group	2024
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	1,028,764	6,033,373	7,062,137
Related party payables	25,019	333,690	358,709
	1,053,783	6,367,063	7,420,846